Fair Value Measurements (Net Change in the Assets and Liabilities Measured at Fair Value on a Recurring Basis and Included in the Level 3 Fair Value Category) (Detail) - Commodity - USD ($)
$ in Millions
	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 206	$ 202	$ 422	$ 222
Total realized and unrealized gains (losses):
Included in earnings	$ (36)	$ 117	$ (87)	$ 165
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Electric fuel and other energy-related purchases	Electric fuel and other energy-related purchases	Electric fuel and other energy-related purchases	Electric fuel and other energy-related purchases
Included in regulatory assets/liabilities	$ (74)	$ 261	$ (290)	$ 241
Settlements	36	(117)	71	(165)
Purchases		17	16	17
Ending balance	134	480	134	480
Virginia Electric and Power Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	55	22	221	102
Total realized and unrealized gains (losses):
Included in earnings	$ (36)	$ 106	$ (88)	$ 151
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Electric fuel and other energy-related purchases	Electric fuel and other energy-related purchases	Electric fuel and other energy-related purchases	Electric fuel and other energy-related purchases
Included in regulatory assets/liabilities	$ (58)	$ 206	$ (224)	$ 126
Settlements	36	(106)	72	(151)
Purchases		17	16	17
Ending balance	(3)	$ 245	(3)	$ 245
Operating Revenue
Total realized and unrealized gains (losses):
Operating Revenue	$ 2		$ 2